UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number: 028-10620


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                5/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              75

Form 13F Information Table Value Total:  $      648,107
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
APPLE INC                    COM              037833100      276       461          OTHER                     461      0       -
BIODELIVERY SCIENCES INTL IN COM              09060J106       97    40,000          OTHER                  40,000      0       -
ELEPHANT TALK COMM CORP      COM NEW          286202205       41    18,250          OTHER                  18,250      0       -
FINANCIAL INSTNS INC         COM              317585404      302    18,646          OTHER                  18,646      0       -
FIRST NIAGARA FINL GP INC    COM              33582V108    6,566   667,281          OTHER                   2,607      0 664,674
GENERAL ELECTRIC CO          COM              369604103      309    15,375          OTHER                  15,375      0       -
HOME PROPERTIES INC          COM              437306103      273     4,471          OTHER                   4,471      0       -
INTEL CORP                   COM              458140100      287    10,200          OTHER                  10,200      0       -
INTERNATIONAL BUSINESS MACHS COM              459200101      240     1,150          OTHER                   1,150      0       -
ISHARES GOLD TRUST           ISHARES          464285105    1,952   120,000          SOLE                  120,000      0       -
ISHARES TR                   AGENCY BD FD     464288166    1,391    12,350          SOLE                   12,350      0       -
ISHARES TR                   BARCLY USAGG B   464287226      601     5,475          SOLE                    5,475      0       -
ISHARES TR                   BARCLYS 1-3 YR   464287457    1,537    18,225          SOLE                   18,225      0       -
ISHARES TR                   BARCLYS 1-3YR CR 464288646    2,124    20,207          SOLE                   20,207      0       -
ISHARES TR                   BARCLYS 3-7 YR   464288661    1,103     9,110          SOLE                    9,110      0       -
ISHARES TR                   BARCLYS 7-10 YR  464287440    2,696    26,100          SOLE                   26,100      0       -
ISHARES TR                   BARCLYS INTER CR 464288638      397     3,650          SOLE                    3,650      0       -
ISHARES TR                   BARCLYS MBS BD   464288588    3,017    27,945          SOLE                   27,945      0       -
ISHARES TR                   BARCLYS TIPS BD  464287176   10,534    89,539          SOLE                   85,674      0   3,865
ISHARES TR                   IBOXX INV CPBD   464287242      620     5,365          SOLE                    5,365      0       -
ISHARES TR                   MSCI EAFE INDEX  464287465    9,421   171,636          SOLE                  165,711      0   5,925
ISHARES TR                   MSCI EMERG MKT   464287234      540    12,581          SOLE                   12,581      0       -
ISHARES TR                   MSCI VAL IDX     464288877    1,845    39,256          SOLE                   38,356      0     900
ISHARES TR                   RSSL MCRCP IDX   464288869    4,909    95,510          SOLE                   91,760      0   3,750
ISHARES TR                   RUSSELL1000GRW   464287614    1,358    20,555          SOLE                   20,555      0       -
ISHARES TR                   S&P 500 INDEX    464287200   65,297   462,407          SOLE                  406,682      0  55,725
ISHARES TR                   S&P 500 VALUE    464287408   10,999   169,393          SOLE                  167,318      0   2,075
ISHARES TR                   S&P AMTFREE MUNI 464288323    1,611    14,735          SOLE                   14,735      0       -
ISHARES TR                   S&P MC 400 GRW   464287606    4,385    39,003          SOLE                   39,003      0       -
ISHARES TR                   S&P MIDCAP 400   464287507   77,727   783,385          SOLE                  760,810      0  22,575
ISHARES TR                   S&P MIDCP VALU   464287705    3,975    46,546          SOLE                   46,546      0       -
ISHARES TR                   S&P SMLCAP 600   464287804   63,615   833,635          SOLE                  811,885      0  21,750
ISHARES TR                   S&P SMLCP GROW   464287887    4,463    54,033          SOLE                   53,583      0     450
ISHARES TR                   S&P SMLCP VALU   464287879    3,478    44,272          SOLE                   43,847      0     425
ISHARES TR                   S&P500 GRW       464287309    5,185    68,790          SOLE                   67,515      0   1,275
JOHNSON & JOHNSON            COM              478160104      395     5,987          OTHER                   5,987      0       -
JPMORGAN CHASE & CO          COM              46625H100      687    14,949          OTHER                  14,949      0       -
KIMBERLY CLARK CORP          COM              494368103      280     3,785          OTHER                   3,785      0       -
M & T BK CORP                COM              55261F104      244     2,805          OTHER                   2,805      0       -
MICROSOFT CORP               COM              594918104      256     7,925          OTHER                   7,925      0       -
PAYCHEX INC                  COM              704326107    3,103   100,126          OTHER                 100,126      0       -
PEPSICO INC                  COM              713448108      256     3,854          OTHER                   3,854      0       -
PIMCO ETF TR                 1-5 US TIP IDX   72201R205      773    14,300          SOLE                   14,300      0       -
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105   11,887   412,760          SOLE                  402,660      0  10,100
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102    2,731   109,200          SOLE                  109,200      0       -
POWERSHARES ETF TRUST II     SENIOR LN PORT   73936Q769    2,671   108,665          SOLE                  108,665      0       -
PRAXAIR INC                  COM              74005P104      204     1,780          OTHER                   1,780      0       -
RYDEX ETF TRUST              GUG S&P500 PU VA 78355W304      976    30,215          SOLE                   26,265      0   3,950
SCHLUMBERGER LTD             COM              806857108      335     4,792          OTHER                   4,792      0       -
SCHWAB STRATEGIC TR          EMRG MKTEQ ETF   808524706      220     8,524          SOLE                    8,524      0       -
SCHWAB STRATEGIC TR          INTL EQTY ETF    808524805    2,262    86,868          SOLE                   86,868      0       -
SCHWAB STRATEGIC TR          US AGGREGATE B   808524839      307     5,966          SOLE                    5,966      0       -
SCHWAB STRATEGIC TR          US REIT ETF      808524847      213     7,183          SOLE                    7,183      0       -
SPDR DOW JONES INDL AVRG ETF UT SER 1         78467X109   28,101   213,211          SOLE                  204,761      0   8,450
SPDR GOLD TRUST              GOLD SHS         78463V107    1,770    10,915          SOLE                   10,915      0       -
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863   17,272   469,099          SOLE                  457,899      0  11,200
SPDR INDEX SHS FDS           GLB NAT RESRCE   78463X541    1,327    25,200          SOLE                   25,200      0       -
SPDR INDEX SHS FDS           S&P EMKTSC ETF   78463X756    2,209    48,090          SOLE                   46,090      0   2,000
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871    2,824    98,148          SOLE                   94,573      0   3,575
SPDR S&P 500 ETF TR          TR UNIT          78462F103  145,801 1,035,443          SOLE                1,017,493      0  17,950


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP   78467Y107      613     3,390          SOLE                    3,390      0       -
SPDR SERIES TRUST            BRCLYS 1-3MT ETF 78464A680    3,941    86,000          SOLE                   86,000      0       -
SPDR SERIES TRUST            BRCLYS YLD ETF   78464A417      219     5,550          SOLE                    5,550      0       -
SPDR SERIES TRUST            DJ REIT ETF      78464A607   35,524   501,541          SOLE                  488,466      0  13,075
SPDR SERIES TRUST            S&P BK ETF       78464A797    9,731   408,001          SOLE                  406,226      0   1,775
VANGUARD BD INDEX FD INC     SHORT TRM BOND   921937827      483     5,964          SOLE                    5,964      0       -
VANGUARD BD INDEX FD INC     TOTAL BND MRKT   921937835   29,172   350,294          SOLE                  332,594      0  17,700
VANGUARD INDEX FDS           LARGE CAP ETF    922908637    5,439    84,410          SOLE                   73,810      0  10,600
VANGUARD INDEX FDS           MID CAP ETF      922908629    1,598    19,585          SOLE                   17,935      0   1,650
VANGUARD INDEX FDS           REIT ETF         922908553    5,051    79,356          SOLE                   79,356      0       -
VANGUARD INDEX FDS           SMALL CP ETF     922908751      772     9,805          SOLE                    7,205      0   2,600
VANGUARD INTL EQUITY INDEX F ALLWRLD EX US    922042775      267     6,030          SOLE                    6,030      0       -
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858    4,171    95,953          SOLE                   92,778      0   3,175
VANGUARD TAX MANAGED INTL FD MSCI EAFE ETF    921943858   30,712   902,487          SOLE                  862,887      0  39,600
XEROX CORP                   COM              984121103      143    17,760          OTHER                  17,760      0       -


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